Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2017
Property And Equipment Net Tables
Property and equipment

	June 30, 2017	December 31, 2016
Vehicles	$387,376	$-
Furniture and equipment	106,213	-
Technology development	1,690,664	-
Total property and equipment	2,184,253	-
Less: accumulated depreciation and amortization	150,920	-
Property and equipment, net	$2,033,333	$-